Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Summary of Fair Value Measurements of Long-term Debt, Convertible Notes and Contingent Consideration

Fair value measurements of long-term debt, derivative warrant liabilities and contingent consideration are as follows:

		Fair value measurements using
December 31, 2020	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial liabilities
Derivative warrant liabilities	428	—	—	428

		Fair value measurements using
December 31, 2019	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial liabilities
Contingent consideration	32,501	—	—	32,501

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2020	December 31, 2019
Impairment loss (reversal) on trade receivables	(506)	582
Impairment loss (reversal) on other receivables	(126)	170
	(632)	752

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year was as follows:

	December 31, 2020	December 31, 2019
Balance, beginning of year	752	—
Net remeasurement of impairment loss allowance	(632)	752
Balance, end of year	120	752

Summary of Company's Foreign Currency Balances Subject to Exchange Risk	The following table summarizes the Company’s foreign currency balances subject to exchange risk for the currencies indicated:
As at December 31, 2020	USD
Cash and cash equivalents	1
Accounts payable and accrued liabilities	(206)
Net foreign exchange exposure	(205)
Translation to CAD	1.2732
CAD equivalent at period end exchange rate	(261)

As at December 31, 2019	USD
Cash and cash equivalents	22,088
Accounts payable and accrued liabilities	(2,150)
Net foreign exchange exposure	19,938
Translation to CAD	1.2988
CAD equivalent at period end exchange rate	25,895

Schedule of Net Foreign Exchange Exposure at End of Year After-tax Earnings Decreased or Increased by Approximately the Following Amounts

Based on the net foreign exchange exposure at the end of the year, if these currencies had strengthened or weakened by 10% compared to the Canadian dollar and all other variables were held constant, the after-tax earnings would have decreased or increased by approximately the following amounts:

	Year ended December 31	Year ended December 31
	2020	2019
Impact on profit (loss)	(26)	2,590

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2020 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	23,308	—	—	—	23,308
Lease obligations	409	818	213	—	1,440
Balance, end of period	23,717	818	213	—	24,748